Provisions	12 Months Ended
Mar. 31, 2025
Disclosure of contingent liabilities [abstract]
Provisions	Provisions

(EUR thousand)	As of March 31
	2025		2024
Provisions	Current	Non-current	Current	Non-current
Legal claims	173	1,155	—	1,084
Social contributions	3,149	—	2,540	—
Other	—	—	—	91
Total	3,322	1,155	2,540	1,175
Provisions primarily relate to a legal claim and to non-income tax risks in respect of social contributions in two European jurisdictions; the latter are expected to be settled in the next 12 months. Provision charges are recognized within operating expenses and the unwinding of discount within finance costs in the income statement.

(EUR thousand)
Provisions	Legal claims	Social contributions	Other
Opening balance as of April 1, 2024	1,084	2,540	91
Additional provisions	244	609	—
Reversals	—	—	(91)
Closing balance as of March 31, 2025	1,328	3,149	—